Schedule of value of the broker and non-broker class A common share purchase warrants outstanding (Details) - Warrants [member] $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	3,432,845
Value of warants, Balance | $	$ 367
Number of warants, Balance | shares	330,126
Value of warants, Balance | $	$ 267
Number of warants, Balance | shares	(109,545)
Value of warants, Balance | $	$ (10)
RSUs outstanding, end of period | shares	3,653,426
Value of warants, Balance | $	$ 624
Non-broker [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	3,264,545
Value of warants, Balance | $	$ 336
Number of warants, Balance | shares
Value of warants, Balance | $
Number of warants, Balance | shares	(109,545)
Value of warants, Balance | $	$ (10)
RSUs outstanding, end of period | shares	3,155,000
Value of warants, Balance | $	$ 326
Broker [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	168,300
Value of warants, Balance | $	$ 31
Number of warants, Balance | shares	330,126
Value of warants, Balance | $	$ 267
Number of warants, Balance | shares
Value of warants, Balance | $
RSUs outstanding, end of period | shares	498,426
Value of warants, Balance | $	$ 298